INVESTMENTS IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2020
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES
INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

NOTE 9 — INVESTMENTS IN ASSOCIATES AND JOINT VENTURES

	Investments in	Investments in	Investments in	Investments in
	North America	South America	Special Steel	Brazil	Others	Total
Balance as of January 1, 2018	346,080	584,899	199,647	-	149,673	1,280,299
Equity in earnings	(77,909)	51,648	15,629	(1,700)	22,473	10,141
Other comprehensive income	33,101	96,045	(1,377)	(2,050)	-	125,719
Capital increase	-	-	-	7,000	-	7,000
Dividends/Interest on equity	-	(31,359)	-	-	(23,998)	(55,357)
Balance as of December 31, 2018	301,272	701,233	213,899	3,250	148,148	1,367,802
Equity in earnings	(111,637)	66,468	6,779	(828)	22,168	(17,050)
Other comprehensive income	28,182	21,282	3,523	2,051	-	55,038
Capital increase	463,990	-	-	7,000	-	470,990
Capital reduction	-	(20,344)				(20,344)
Dividends/Interest on equity	-	(20,247)	-	-	(23,790)	(44,037)
Balance as of December 31, 2019	681,807	748,392	224,201	11,473	146,526	1,812,399
Equity in earnings	23,494	99,913	8,900	(1,288)	21,550	152,569
Other comprehensive income	165,479	195,286	(1,949)	-	-	358,816
Capital increase	42,782	-	-	-	-	42,782
Dividends/Interest on equity	(5,223)	(67,546)	-	-	(22,168)	(94,937)
Balance as of December 31, 2020	908,339	976,045	231,152	10,185	145,908	2,271,629